Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
16.	Commitments and Contingencies

(a)	Commitment

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB18,237 and RMB28,664 and RMB35,553 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, future minimum lease under non-cancelable operating lease and other agreements were as follows:

	Rental commitments	Other commitments	Total
	RMB	RMB	RMB
2018	25,792	10,080	35,872
2019	8,242	9,398	17,640
2020	2,748	6,835	9,583
2021 and thereafter	1,380	3,992	5,372

	38,162	30,305	68,467

(b)	Litigation

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs and potentially in future periods.

On April 25, 2018 and June 25, 2018, purported securities class action complaints were filed in the United States District Court for the Southern District of New York against the Company, Guosheng Qi and Michael Peng Zhang, among other defendants. These lawsuits, which are captioned Xu v. Gridsum Holding Inc., et al., Case No. 18-CV-3655, and Li v. Gridsum Holding Inc., et al., Case No. 18-CV-5749, alleged, among other things, that “false and/or misleading statements” were made “and/or” the Company failed to disclose its lack of effective controls over financial reporting, in connection with Gridsum’s announcement on April 23, 2018 that its financial statements for the year ended December 31, 2016 should no longer be relied upon. On September 17, 2018, the court appointed a lead plaintiff pursuant to the Private Securities Litigation Reform Act of 1995 and ordered the lawsuits consolidated. A consolidated amended complaint was filed on November 30, 2018 that variously alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Rule 10b-5 of the Securities Exchange Act of 1934, and Sections 11 and 15 of the Securities Act for a putative class period between September 22, 2016 to April 20, 2018.

On July 2, 2018, a third purported securities class action complaint was filed in the Supreme Court of the State of New York against Gridsum and certain of its current and former directors and executive officers, among other defendants, variously alleging violations of Sections 11, 12(a)(2), and 15 of the Securities Act against them. The lawsuit, captioned, Gordon v. Gridsum Holding Inc., et al., Index No. 18-653342, is brought on behalf of a putative class of shareholders who “purchased or otherwise acquired” ADSs in Gridsum’s initial public offering on September 23, 2016, and are based on substantially the same allegations as the consolidated proceeding described above. The Company believes that the claims against it are without merit and intends to vigorously defend against the litigation.